Separate information on the main office, parent entity and joint action agreements	12 Months Ended
Dec. 31, 2020
Separate Information On The Main Office Parent Entity And Joint Action Agreements [Abstract]
Separate information on the main office, parent entity and joint action agreements [Text Block]
Note 6	Separate information on the main office, parent entity and joint action agreements

6.1	Parent’s stand-alone assets and liabilities

Parent’s stand-alone assets and liabilities	As of December 31, 2020	As of December 31, 2019
	ThUS$	ThUS$
Assets	4,173,308	4,069,649
Liabilities	(2,050,223)	(1,983,382)
Equity	2,123,085	2,086,267

6.2	Parent entity

Pursuant to Article 99 of the Securities Market Law, the CMF may determine that a company does not have a controlling entity in accordance with the distribution and dispersion of its ownership. On November 30, 2018, the CMF issued the ordinary letter No. 32,131 whereby it determined that the Pampa Group do not exert decisive power over the management of the Company since it does not have a predominance in the ownership that allows it to make management decisions. Therefore, the CMF has determined not to consider Pampa Group the controlling entity of the Company and that the Company does not have a controlling entity given its current ownership structure.